Investments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Investments
12.31.2018		12.31.2017
Non-current
In other companies
Cementos del Plata S.A.	1,661,984		2,453,846

Total	1,661,984		2,453,846

Current
Short-term investments
In pesos (1)	1,139,888,100		2,927,749,499
In foreign currency (2)	955,262,795		1,488,201,667

Total	2,095,150,895		4,415,951,166

(1)

The Group holds short-term investments denominated in pesos represented principally by participation in Mutual Funds (297,761,281 and 1,072,737,762 as of December 31, 2018 and 2017, respectively), fixed term deposits (842,126,819 as of December 31, 2018) and Bonds issued by the Central Bank of the Argentine Republic (1,855,011,737 as of December 31, 2017). Such investments accrue interest at an annual nominal rate of approximately 54% and 27% as of December 31, 2018 and 2017, respectively.

(2)

The Group holds short-term investments denominated in US Dollars represented by Money Market Mutual Funds for a total amount of 955,262,795 and 1,488,201,667 as of December 31, 2018 and 2017, respectively, which accrue interest at an annual nominal interest rate of 2.3% and 1.8% as of December 31, 2018 and 2017, respectively.